Leases - Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Line Items]
Total undiscounted cash flows	$ 32,690
Less imputed interest	(5,832)
Present value of lease liabilities	26,858	$ 27,507
2025 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Line Items]
Total undiscounted cash flows	5,883
2026 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Line Items]
Total undiscounted cash flows	4,997
2027 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Line Items]
Total undiscounted cash flows	3,126
2028 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Line Items]
Total undiscounted cash flows	2,189
2029 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Line Items]
Total undiscounted cash flows	1,825
2030 and thereafter [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Line Items]
Total undiscounted cash flows	$ 14,670